Description of Business and Organization - Schedule of Consolidated Cash Flow Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	$ 20,113	¥ 140,655	¥ 161,321	¥ 187,523
Net Income (Loss)	(6,670)	(46,644)	(34,900)	(105,610)
Net cash provided by (used in) operating activities	(7,032)	(49,179)	(61,439)	(17,956)
Net cash (used in) provided by investing activities	(122)	(850)	149	(3,230)
Net cash (used in) provided by financing activities	22,206	155,288	60,368	18,545
Cash and cash equivalents at the beginning of the year	396	2,772	3,829	6,685
Cash and cash equivalents at the end of the year	15,656	109,486	2,772	3,829
VIEs [Member]
Revenues	20,065	140,318	160,176	187,082
Net Income (Loss)	(1,978)	(13,837)	7,170	(32,223)
Net cash provided by (used in) operating activities	(797)	(5,571)	6,706	1,003
Net cash (used in) provided by investing activities	(17)	(117)	500	(1,160)
Net cash (used in) provided by financing activities	769	5,375	(8,900)	(2,026)
Net decrease in cash and cash equivalents	(45)	(313)	(1,694)	(2,183)
Cash and cash equivalents at the beginning of the year	220	1,537	3,231	5,414
Cash and cash equivalents at the end of the year	$ 175	¥ 1,224	¥ 1,537	¥ 3,231